Organization and principal activities - Additional Information (Details) ¥ in Thousands, $ in Millions								1 Months Ended				12 Months Ended
	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)	May 06, 2023 shares	May 05, 2023 shares	Jan. 20, 2022 USD ($)	Jan. 20, 2022 CNY (¥)	Apr. 03, 2020 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2019 USD ($) shares	May 31, 2018 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Tencent Holdings Limited
Organization and principal activities
Percentage of common shares fully diluted							50.00%
ADS
Organization and principal activities
Number of ADS issued and sold in IPO ,in shares										13,600,000	17,250,000
Issuance of ordinary shares | $										$ 314	$ 176
Class A-1 Preferred Shares
Organization and principal activities
Number of shares converted into ordinary shares											17,647,058
Class A-2 Preferred Shares
Organization and principal activities
Number of shares converted into ordinary shares											4,411,765
Class B-2 Preferred Shares
Organization and principal activities
Number of shares converted into ordinary shares											64,488,235
Class B ordinary shares
Organization and principal activities
Number of shares converted into ordinary shares												0	0	690,000
Class B ordinary shares | Tencent Holdings Limited
Organization and principal activities
Transfer of shares				38,374,463
Shares outstanding			150,386,517
Percentage of total shares issued and outstanding			62.70%
Percentage of total voting power of company			94.40%
Number of shares transferred							16,523,819
Class B ordinary shares | JOYY Inc
Organization and principal activities
Number of ADS issued and sold in IPO ,in shares										4,800,000
Number of shares converted into ordinary shares										4,800,000
Guangzhou Huya Information Technology Company Limited | Guangzhou Huya Technology Co Ltd | Exclusive Business Cooperation Agreement
Organization and principal activities
Term of agreement												10 years
Extended term												10 years
Guangzhou Huya Information Technology Company Limited | Guangzhou Huya Technology Co Ltd | Shareholder Voting Rights Proxy Agreement
Organization and principal activities
Period of prior written notice required to terminate the agreement												30 days
Term of agreement												10 years
Extended term												1 year
Guangzhou Huya Information Technology Company Limited | Guangzhou Huya Technology Co Ltd | Exclusive Option Agreement
Organization and principal activities
Term of agreement												10 years
A global mobile application service provider
Organization and principal activities
Percentage of voting interests acquired	100.00%	100.00%						100.00%	100.00%				100.00%
Aggregate cash consideration	$ 81	¥ 574,826			$ 90	¥ 573,714		$ 81	¥ 574,826